GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	2021	2020
Balance as of the beginning of the year:

Goodwill	$2,361	$2,182
Accumulated impairment losses	(1,615)	(1,501)
	746	681

Goodwill acquired during the year	146	-
Impairment losses	(139)	-
Exchange rate effect	(63)	65
	690	746

Balance as of the end of the year:

Goodwill	2,346	2,361
Accumulated impairment losses	(1,656)	(1,615)
	$690	$746